Investments at equity	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Investments at equity

7	Investments at equity

Cuprina MENA Co., Ltd. (“Cuprina MENA”)– Saudi Arabia

As of June 30, 2025, the Company owned a 49% equity interest in Cuprina MENA Co., Ltd., an affiliate which was incorporated on May 21, 2023 with New Future Medical Services Company. This associate is principally engaged in the supply of medical devices and the operation of medical laboratories and supporting medical services.

Summarized financial information of the affiliate are set out below:

	June 30, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

As of
Current assets	17,580	9,013	7,065
Current liabilities	104,222	207,832	162,904

For the six months ended
Net loss	(68,948)	(50,558)	(39,629)
Net loss attributable to the Company	(33,785)	(24,774)	(19,418)

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS